Risk Management - Summary of Sensitivity Analysis for Electricity Rates (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Increase (decrease) of profit before income tax
Disclosure of Sensitivity analysis for electricity rates [Line Items]
1% Increase		₩ 888,898	₩ 829,548
1% Decrease		(888,898)	(829,548)
Increase (decrease) of shareholder's equity
Disclosure of Sensitivity analysis for electricity rates [Line Items]
1% Increase	[1]	888,898	829,548
1% Decrease	[1]	₩ (888,898)	₩ (829,548)

[1]	The effect on the equity excluding the impact of income taxes.